SEGMENT REPORTING (Reconciliation of Reporting Information from Segments to Consolidated Totals) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total revenues of reportable segment and consolidated revenues		$ 175,628	$ 182,127	$ 170,167
Operating Income
Total operating income for reportable segments		$ 40,644	$ 45,870	37,930
Financing income, net				(166)
Other income (expenses)		$ 268	$ (856)	(4,760)
Consolidated income before taxes on income		41,833	47,574	38,002
Assets
Current assets		91,705	103,222
Property and equipment, net		31,514	31,908	32,546
Total assets		142,003	152,337	160,542
Other significant items
Expenditures for assets		14,871	13,172	12,576
Asset expenditures, reportable segments and unallocated amounts		18,547	15,193	13,963
Depreciation, amortization and impairment for reportable segments		8,788	9,068	9,718
Depreciation and amortization		11,962	12,219	16,196
Reportable Segment [Member]
Operating Income
Total operating income for reportable segments		40,644	45,870	37,930
Assets
Total assets	[1]	76,055	78,930	82,297
Other significant items
Expenditures for assets		14,871	13,172	12,576
Depreciation, amortization and impairment for reportable segments		9,717	9,990	14,338
Unallocated Amounts [Member]
Operating Income
Financing income, net		$ 1,189	$ 1,704	238
Other income (expenses)				(166)
Assets
Current assets		$ 46,119	$ 57,159	61,530
Investments in affiliated and other companies		4,783	1,095	1,511
Property and equipment, net		8,730	7,786	8,644
Other unallocated amounts		6,316	7,367	6,560
Other significant items
Expenditure for assets unallocated amounts		3,676	2,021	1,387
Depreciation and amortization, unallocated amounts		$ 2,245	$ 2,229	$ 1,858

[1]	Including goodwill.